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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      4 Sloane Terrace
                 -------------------------------
                 London SW1X 9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England    May 14, 2010
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
                                        --------------------

Form 13F Information Table Entry Total:         12
                                        --------------------

Form 13F Information Table Value Total:   25,702 (x $1,000)
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------

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FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES   SH/  PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (X$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE             SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC         COM             023178106    1976  3801213  SH        DEFINED    01:02             3801213 0      0
ANADARKO PETE CORP           COM             023178106    1859    25526  SH        DEFINED    02                  25526 0      0
CYPRESS SHARPRIDGE INVTS INC COM             23281A307    2898   216666  SH        DEFINED    01:02              216666 0      0
DEXCOM INC                   COM             252131107     221    22709  SH        DEFINED    01:02               22709 0      0
ENDEAVOUR INTL CORP          COM             29259G101     916   722100  SH        DEFINED    01:02              722100 0      0
EVERGREEN SOLAR INC          NOTE 4.000% 7/1 30033RAC2    2075  4000000  PRN       DEFINED    01:02             4000000 0      0
FLOTEK INDS INC DEL          COM             343389102     384   303115  SH        DEFINED    01:02              303115 0      0
FLOTEK INDS INC DEL          NOTE 5.250% 2/1 343389AA0    4821  9000000  PRN       DEFINED    01:02             9000000 0      0
FRONTIER OIL CORP            COM             35914P105    1497   110900  SH        DEFINED    02                 110900 0      0
INTEROIL CORP                COM             460951106    1733    26755  SH        DEFINED    01:02               26755 0      0
ISHARES TR                   DJ US REAL EST  464287739     696    14000  SH   PUT  DEFINED    02                   1400 0      0
RENTECH INC                  NOTE 4.000% 4/1 760112AA0    6626 10213000  PRN       DEFINED    01:02            10213000 0      0